Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Inventories
Raw materials	$ 15,728	$ 11,348
Semi-finished	1,085	0
Finished goods	1,456	1,103
Inventories	$ 18,269	$ 12,451